Cover Page	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Grocery Outlet Holding Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38950
Entity Tax Identification Number	47-1874201
Entity Address, Address Line One	5650 Hollis Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	845-1999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	GO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001771515
Amendment Flag	false